Principal accounting policies - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Balance
Revenue
Remaining performance obligation	$ 79,448
Remaining performance obligation expected to be recognized	$ 66,813
Advertising revenues | Minimum
Revenue
Payment due period	1 month
Advertising revenues | Maximum
Revenue
Payment due period	3 months
Online games revenues | Minimum
Revenue
Revenue recognition period	1 month
Online games revenues | Maximum
Revenue
Revenue recognition period	6 months
Live streaming
Revenue
Deferred revenue	$ 56,414	$ 62,333
Revenue recognized	56,817	63,303
Others
Revenue
Deferred revenue	23,034	24,272
Revenue recognized	$ 16,856	$ 22,711